As filed with the Securities and Exchange Commission on November 8, 2003

                                                     1933 Act File No. 333-28697
                                                      1940 Act File No. 811-8243

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                         FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [ X ]
            Pre-Effective Amendment No.
                                                -------                    [   ]
            Post-Effective Amendment No.          17                       [ X ]
                                                ------

                                           and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ X ]
            Amendment No.                    18
                                          --------
                        (Check appropriate box or boxes.)

                                  POTOMAC FUNDS
               (Exact name of Registrant as Specified in Charter)

                                500 Fifth Avenue
                                    Suite 415
                            New York, New York 10110
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 997-5198

                                Daniel D. O'Neill
                                500 Fifth Avenue
                                    Suite 415
                            New York, New York 10110
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036


It is proposed that this filing will become effective (check appropriate box)
      [   ] immediately upon filing pursuant to paragraph (b)
      [   ] on (date) pursuant to paragraph (b)
      [   ] 60 days after filing pursuant to paragraph (a)(1)
      [   ] on (date) pursuant to paragraph (a)(1)
      [ X ] 75 days after filing pursuant to paragraph (a)(2)
      [   ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      [   ]   This post-effective  amendment designates a new effective date for a previously filed post- effective amendment.

                                  POTOMAC FUNDS

                       CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

            Cover Sheet

            Contents of Registration Statement:

            Prospectus for the Investor Class of Flexible Plan Managed Bond Fund and Flexible Plan Managed Equity Fund

            Statement of Additional Information for the Investor Class of Flexible Plan Managed Bond Fund and Flexible Plan Managed Equity Fund

            Part C of Form N-1A

            Signature Page

            Exhibits

                                   PROSPECTUS



                         FLEXIBLE PLAN MANAGED BOND FUND

                        FLEXIBLE PLAN MANAGED EQUITY FUND


                                500 Fifth Avenue
                                    Suite 415
                            New York, New York 10110

                                 (800) 851-0511


                                 INVESTOR CLASS



           LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT
     BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR
 ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                    OFFENSE.

                                _______ __, 2003

                                TABLE OF CONTENTS

                                                                            Page

OVERVIEW.....................................................................
ABOUT THE FUNDS..............................................................
   Flexible Plan Managed Bond Fund...........................................
   Flexible Plan Managed Equity Fund.........................................
   Risk Factors..............................................................
   Historical Performance....................................................
   Fees and Expenses of the Funds............................................
ABOUT YOUR INVESTMENT........................................................
ADDITIONAL INFORMATION.......................................................
   Management of the Funds...................................................
   Distributions and Taxes...................................................
   Master/Feeder Option......................................................
MORE INFORMATION ON THE POTOMAC FUNDS........................................


In deciding whether to invest in the Funds described herein, you should rely on information in this Prospectus or the Statement of Additional Information (the "SAI"). The Potomac Funds (the "Trust") has not authorized others to provide additional information. The Trust does not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.

                                    OVERVIEW

     This Prospectus describes the Flexible Plan Managed Bond Fund and the Flexible Plan Managed Equity Fund (the "Funds") of the Potomac Funds. The Funds currently are offered exclusively to clients of Flexible Plan Investments, Ltd. ("FPI" or "subadviser"). Rafferty Asset Management, LLC ("Rafferty") serves as the Fund's investment adviser and FPI serves as the Funds' subadviser.

     The Funds seek as high a total rate of return on an annual basis. Each Fund is aggressively managed by the subadviser. The subadviser seek investment opportunities for each Fund that maximize a Fund's investment returns. The Managed Bond Fund will invest primarily in fixed-income securities indirectly through exchange-traded funds (ETFs), other investment companies and derivative securities. The Managed Equity Fund will invest primarily in equity securities, both directly and indirectly though other investment vehicles, including American Depositary Receipts (ADRs), ETFs and other investment companies. The subadviser creates a universe of securities "baskets" and, based on the weekly performance of each basket, decides in which baskets the Funds may invest. The subadviser monitors the performance of each individual basket and, by ranking each basket's weekly total return performance, selects the baskets that will comprise a Fund's portfolio. Rafferty positions the Fund's assets in accordance with FPI's recommendations.

     A Fund's investment strategy may result in the investment of a large portion or all of the assets of the Fund in cash or cash equivalents at any given time to provide security of principal, current income and liquidity.

     There is no assurance that the Funds will achieve their objectives.


                                  Prospectus 1

                                 ABOUT THE FUNDS

FLEXIBLE PLAN MANAGED BOND FUND
-------------------------------

FUND OBJECTIVE

     The Flexible Plan Managed Bond Fund seeks as high a total rate of return on an annual basis.

PORTFOLIO INVESTMENT STRATEGY

     The Flexible Plan Managed Bond Fund is aggressively managed by the subadviser. The Fund will invest at least 80% of its assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed-income securities, including exchange traded funds (ETFs) and other investment companies (fixed-income securities). To a limited extent, the Fund may invest directly in fixed-income securities. The underlying fixed-income securities in which the Fund seeks to gain exposure include:

          o   U.S. treasury bonds and notes
          o U.S. government-sponsored enterprises, such as Fannie Mae and Freddie Mac
          o   U.S. dollar-denominated corporate obligations
          o   Mortgage and asset-backed securities
          o   Corporate bonds and notes and asset-baked securities
          o   Zero coupon bonds
          o   Commercial paper and other money market instruments
          o   Fixed  income  securities   issued  by  foreign   governments  and
              companies  that  are  denominated  in  U.S.   dollars  or  foreign
              currencies, some of which may be issued by governments in emerging market countries
          o   High-yield (junk) bonds

The Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

     The subadviser will manage the Fund's portfolio by analyzing the overall investment opportunities and risks of various fixed-income securities and market sectors. In doing so, the subadviser will create a universe of at least eight "baskets" of fixed-income securities. Each basket may consist of up to ten fixed-income securities representing a common set of criteria. For example, one basket may consist of shares of up to ten government bond index funds, while another might simply include shares of a single inverse government bond index fund. Typically, the subadviser will create each basket based on the creditworthiness and duration to maturity of the underlying fixed-income securities. The subadviser will attempt to seek exposure to a variety of credit categories, which could range from government securities to junk bonds. The Fund invests in fixed-income securities without any restriction on maturity. In addition, the Fund is not limited in its exposure to non-investment grade fixed-income securities.

     The baskets are ranked weekly on their short-term total return performance. Once ranked, top performing baskets are chosen, as well as baskets deemed "Turnaround" candidates. Turnaround candidates are baskets that have fallen to the bottom of the rankings, remained there for a sufficient period of time and then rallied with the required upside momentum to warrant purchase. Turnaround candidates are given priority over the top ranked baskets if a conflict exists. Because the baskets have minimum holding periods, in any given week the Fund can only buy the highest ranked basket when a lower ranked basket's minimum holding period expires.

                                  Prospectus 2

     Separate portfolios of baskets may be maintained, each with a different minimum holding period. Each basket's actual holding period will depend on its performance ranking and likely will be longer than the basket's minimum holding period. It is expected that the Fund will maintain an equal percentage of its assets in each basket and in each separate portfolio. By establishing basket and portfolio holding periods, the subadviser seeks to maintain longer-term core holdings of the Fund.

     In addition, separate portfolios may be maintained for different days throughout each week to allow the subadviser to spread purchases and sales out over time. This may be done as assets increase in order to minimize the effects of slippage and order flow that may be caused by large orders.

     The subadviser's methodology attempts to respond to the performance of each individual basket rather than the performance of a market index or technical indicators. This methodology is neither predictive nor based on a group of top-down economic indicators, like market timing approaches.

     A basket representing cash or cash equivalents will be ranked together with the other baskets. The higher the cash basket is ranked among the other baskets, the more of it that will be owned by the fund. Up to 100% of the Fund's assets may be invested in cash or cash equivalents at any given time. To earn income on available cash, a large portion or all of the assets of the Fund may be invested in high quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

     The Fund's investment objective is not a fundamental policy and may be changed by the Trust's Board of Trustees without shareholder approval.

                                  Prospectus 3

FLEXIBLE PLAN MANAGED EQUITY FUND
---------------------------------

FUND OBJECTIVE

     The Flexible Plan Managed Equity Fund seeks as high a total rate of return on an annual basis.

PORTFOLIO INVESTMENT STRATEGY

     The Flexible Plan Managed Equity Fund is aggressively managed by the subadviser. The Fund will invest at least 80% of its assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and American Depository Receipts (ADRs) or indirectly through securities that invest in or are a derivative of equity securities. Equity securities include common stocks, ETFs and other investment companies. The Fund also may invest in futures, options and swaps. The Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. The Fund invests in equity securities of any market capitalization, investment style, market sector or industry. The Fund also may seek exposure to international issuers.

     The subadviser will manage the Fund's portfolio by analyzing the overall investment opportunities and risks of various equity securities and market sectors. In doing so, the subadviser will create a universe of over a hundred "baskets" of equity securities. Each basket may consist of up to ten equity securities representing a common set of criteria. The securities in a domestic equity securities basket typically will represent one of six "style boxes" - Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Small Cap Value and Small Cap Growth. In addition to baskets that may contain a single ETF, each style box will be represented by baskets of stocks prescreened to represent fundamental and technical stock selection methodologies. For example, there may be a basket of stocks with low price-to-earnings ratios for each of the six style boxes, and another set of six boxes containing high yield stocks, and so on. The universe of equity securities will be drawn from the three main Standard & Poor's indexes - S&P 500 Index, S&P 400 Index and S&P 600 Index, together with international equity securities baskets, typically consisting of ETFs, ADRs and other investment companies, grouped by region.

     The baskets are ranked weekly on their short-term total return performance. Once ranked, top performing baskets are chosen, as well as baskets deemed "Turnaround" candidates. Turnaround candidates are baskets that have fallen to the bottom of the rankings, remained there for a sufficient period of time and then rallied with the required upside momentum to warrant purchase. Turnaround candidates are given priority over the top ranked baskets if a conflict exists. Because the baskets have minimum holding periods, in any given week the Fund can only buy the highest ranked basket when a lower ranked basket's minimum holding period expires.

     Separate portfolios of baskets may be maintained, each with a different minimum holding period. Each basket's actual holding period will depend on its performance ranking and likely will be longer than the basket's minimum holding period. It is expected that the Fund will maintain an equal percentage of its assets in each basket and in each separate portfolio. By establishing basket and portfolio holding periods, the subadviser seeks to maintain longer-term core holdings of the Fund.

     In addition, separate portfolios may be maintained for different days throughout each week to allow the advisors to spread purchases and sales out over time. This may be done as assets increase in order to minimize the effects of slippage and order flow that may be caused by large orders.

                                  Prospectus 4

     The subadviser's methodology attempts to respond to the performance of each individual basket rather than the performance of a market index or technical indicators. This methodology is neither predictive nor based on a group of top-down economic indicators, like market timing approaches.

     A basket representing cash or cash equivalents will be ranked together with the other baskets. The higher the cash basket is ranked among the other baskets, the more of it that will be owned by the fund. Up to 100% of the Fund's assets may be invested in cash or cash equivalents at any given time. To earn income on available cash, a large portion or all of the assets of the Fund may be invested in high quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

     The Fund's investment objective is not a fundamental policy and may be changed by the Trust's Board of Trustees without shareholder approval.

RISK FACTORS
------------

     An investment in a Fund entails risks. A Fund could lose money, or their performance could trail that of other investment alternatives. Neither FPI nor Rafferty can guarantee that the Funds will achieve their objectives. In addition, the Funds present some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Funds. These and other risks are described below.

RISKS OF THE SUBADVISER'S INVESTMENT STRATEGY:

     The principal risk of investing in a Fund is that the subadviser's investment strategy will not be successful. While the subadviser seeks to take advantage of investment opportunities for a Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit a Fund. The subadviser will aggressively change a Fund's portfolio in response to market conditions that are unpredictable and may expose a Fund to greater market risk than other mutual funds. There is no assurance that the subadviser's investment strategy will enable a Fund to achieve its investment objectives of capital appreciation.

RISKS OF AGGRESSIVE INVESTMENT TECHNIQUES:

     The Funds use investment techniques that may be considered aggressive. Risks associated with securities indices, swap agreements and on futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of a Fund.

HIGH PORTFOLIO TURNOVER:

     A Fund's aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

                                  Prospectus 5

RISKS OF INVESTING IN ETFS:

     An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares potentially may trade at a discount or a premium in market price if there is a limited market in such shares. Investments in ETFs are subject to brokerage and other trading costs as the adviser trades in and out of a fund, which could result in greater expenses to a Fund. They also are subject to investment advisory and other expenses, which would be directly borne by a Fund. Finally, because the value of ETF shares depend on the demand in the market, the advisers may not be able to liquidate the Fund's holdings at the most optimal time, adversely affecting a Fund's performance.

RISKS OF INVESTING IN OTHER INVESTMENT COMPANIES:

     A Fund may invest in other investment companies, which may, in turn, invest in equities, bonds, and other financial vehicles. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations. As a shareholder, the Fund must rely on the investment company to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund's investment will decline, adversely affecting the Fund's performance.

SWAP AGREEMENT RISKS:

     The risks associated with swap agreements include the risk that the counterparty to a swap agreement may default. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement. In addition, a Fund could suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

INTEREST RATE CHANGES:

     Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

CREDIT RISK:

     A Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations.

                                  Prospectus 6

PREPAYMENT RISK:

     Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

RISK OF LOWER-QUALITY DEBT SECURITIES:

     The Managed Bond Fund may invest a portion of its assets in securities rated below investment grade or "junk bonds." Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund's performance may vary significantly as a result. Therefore, an investment in the Fund is subject to a higher risk of loss of principal than an investment in a Fund that may not invest in lower-rated securities.

Risk of Asset-Backed Securities:

     Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of a Fund's asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

RISK OF MORTGAGE-BACKED SECURITIES:

     The value of a Fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, a Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

RISKS OF INVESTING IN EQUITY SECURITIES AND DERIVATIVES:

     A Fund may invest in publicly issued equity securities, including common stocks, as well as instruments that attempt to track the price movement of stock indices. Investments in common stocks and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of common stocks in which a Fund invests will cause the net asset value of the Fund to fluctuate.

RISK OF NON-DIVERSIFICATION:

     Each Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Funds are non-diversified, their net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

                                  Prospectus 7

HISTORICAL PERFORMANCE

     This Prospectus does not include a bar chart of annual total returns nor a performance table of average annual total returns because the Funds have not commenced operations prior to the date of this Prospectus.

FEES AND EXPENSES OF THE FUNDS

     The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. Because the Funds' shares were not offered prior to the date of this Prospectus, other expenses below reflect estimated expenses expected to be incurred for the fiscal year ending August 31, 2004.

SHAREHOLDER FEES (fees paid directly from your investment)*

--------------------------------------------------------------------------------

                                                                        Investor
                                                                          Class
--------------------------------------------------------------------------------

Maximum Sales Charge Imposed on Purchases (as a % of offering price)..... None

Maximum Deferred Sales Charge (as a % of original purchase price or sales proceeds, whichever is less)....................................  None
--------------------------------------------------------------------------------
* You will be charged a $15 fee for wire redemptions.

ANNUAL OPERATING EXPENSES (%) (expenses that are deducted from Fund assets)

----------------------------------------------------------
                                 Flexible Plan Managed     Flexible Plan Managed
                                       Bond Fund                Equity Fund
--------------------------------------------------------------------------------

Management Fees                          1.00%                     1.00%

Service (12b-1) Fees                     0.25%                     0.25%

Other Expenses*                         -----                      -----
--------------------------------------------------------------------------------

Total Annual Operating
Expenses*                               -----                     -----
--------------------------------------------------------------------------------

* Rafferty Asset Management, LLC has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for Other Expenses through August 31, 2004 to the extent that each Fund's Total Annual Fund Operating Expenses exceed 2.00% for its Investor Class Shares. Because this is a voluntary expense waiver, Rafferty may change or end the waiver at any time. If a Fund's overall expenses fall below this percentage limitation, then a Fund may reimburse Rafferty within the following three years.


                                  Prospectus 8

EXPENSE EXAMPLE

     The table below is intended to help you compare the cost of investing in a class of shares of the Funds with the cost of investing in other mutual funds. The tables show what you would have paid if you invested $10,000 in the Funds over the periods shown and then redeemed all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Fund:                                            1 Year            3 Years
--------------------------------------------------------------------------------

Flexible Plan Managed Bond Fund:                  $___               $___
--------------------------------------------------------------------------------

Flexible Plan Managed Equity Fund:                $___               $___
--------------------------------------------------------------------------------

                                  Prospectus 9

                              ABOUT YOUR INVESTMENT

SHARE PRICES OF THE FUNDS

     Each Fund's share price is known as its net asset value per share (NAV). For the Funds, the Investor Class share prices are calculated as of fifteen minutes after the close of regular trading, usually 4:15 p.m. Eastern time, each day the NYSE is open for business. Share price is calculated by dividing a class' net assets by its shares outstanding. The Funds use the following methods to price securities held in their portfolios:

     o equity securities, OTC securities, options and futures are valued at their last sales price, or if not available, the mean of the last bid and ask price,

     o    options on futures are valued at their closing price,

     o short-term debt securities and money market securities are valued using the "amortized" cost method, and

     o securities for which a price is unavailable will be valued at fair value estimates by Rafferty under the supervision of the Board of Trustees.

     The Funds reserve the right to reject any purchase orders or suspend the offering of Fund shares.

RULE 12b-1 FEES

     The Funds have adopted an Investor Class distribution plan under Rule 12b-1. The plan allows each Fund to charge up to 0.25% of that Fund's average daily net assets to pay service fees for the services provided to Fund shareholders. Because these fees are paid out of the Investor Class assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

HOW TO INVEST IN INVESTOR CLASS SHARES OF THE FUNDS

     You may invest in the Investor Class of the Funds through traditional investment accounts, individual retirement accounts (including Roth IRAs), self-directed retirement plans or company sponsored retirement plans. Applications and descriptions of any service fees for retirement or other accounts are available directly from the Potomac Funds. You may invest directly with the Fund or through certain brokers or dealers. Any transaction effected through a broker or dealer may be subject to a processing fee.

MINIMUM INVESTMENT

     The minimum initial and subsequent investments set forth below may be invested in as many of the Potomac Funds as you wish. However, you must invest at least $1,000 in any one of the Potomac Funds. For example, if you decide to invest $10,000 in three of the Funds, you may allocate your minimum initial investment as $8,000, $1,000 and $1,000.

                                  Prospectus 10

                                                   Minimum          Subsequent
                                              Initial Investment    Investment

Regular Accounts.........................        $    10,000         $    1,000

Retirement Accounts......................        $    10,000         $        0

Rafferty may waive these minimum requirements at its discretion. Contact Rafferty for further information.

PURCHASING SHARES

BY MAIL:

o   Complete and sign your Account Application.

o   Tell us which Fund and the amount you wish to invest.

o Mail your check (payable to "Potomac Funds") along with the completed Account Application to:

    Potomac Funds--Investor Class            Potomac Funds--Investor Class
    c/o U.S. Bancorp Fund Services, LLC      c/o U.S. Bancorp Fund Services, LLC
    P.O. Box 1993                            Mutual Fund Services--3rd Floor
    Milwaukee, Wisconsin 53201-1993          615 East Michigan Street
                                             Milwaukee, Wisconsin 53202

o Cash, credit cards, credit card checks and third-party checks will not be accepted by the Funds.

o   All purchases must be made in U.S. Dollars through a U.S. bank.

o If your check does not clear due to insufficient funds, you will be charged a $25.00 fee.

o You will receive written confirmation by mail, but we do not issue share certificates.

BY BANK WIRE TRANSFER:

o Call the Potomac Funds' Transfer Agent at (800) 851-0511 to receive your account number.

o   Wire your payment through the Federal Reserve System as follows:

    U.S. Bank, N.A. 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202 ABA number 0420-00013
    For credit to U.S. Bancorp Fund Services, LLC
    Account Number 112-952-137
    For further credit to the Potomac Funds
    (Your name)
    (Your account number)
    (Name of Fund(s) to purchase)--Investor Class

o   Your bank may charge a fee for such services.

                                 Prospectus 11

o Once you have wired your investment, mail your completed and signed Account Application to the Potomac Funds.

o Wire orders will only be accepted from 9:00 a.m. to 3:55 p.m. Eastern Time. The Funds will not accept and process any orders for that day received after this time.

THROUGH BROKERS OR DEALERS:

o   Select brokers or dealers are authorized to offer Investor Class shares.

o These brokers or dealers can help you complete the necessary paperwork, mail your Account Application to the Potomac Funds and place your order to purchase Investor Class shares of the Fund.

HOW TO EXCHANGE INVESTOR CLASS SHARES OF THE FUND

     You may exchange Investor Class shares of your current Fund(s) for Investor Class shares of any other Potomac Fund without any charges. To make an exchange:

o   Write or call the Potomac Funds' Transfer Agent.

o Provide your name, account number, which Funds are involved, and the number, percentage or dollar value of shares to be exchanged.

o The Funds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.

o You must exchange at least $1,000 or, if your account value is less than that, your entire account balance will be exchanged.

o You may exchange by telephone only if you selected that option on your Account Application.

o You may exchange through the Internet by visiting the Potomac Funds' website at www.potomacfunds.com and activating your account.

o You may place exchange orders by telephone between 9:00 a.m. and 3:55 p.m. Eastern time.

HOW TO SELL INVESTOR CLASS SHARES OF THE FUNDS

GENERALLY

o You may sell all or part of your investment in a Fund at the next determined net asset value after we receive your order.

o You normally will receive proceeds from any sales of Investor Class shares within seven days from the time a Fund receives your request in good order.

o For investments that have been made by check, payment on sales requests may be delayed until the Potomac Funds' Transfer Agent is reasonably satisfied that the purchase payment has been collected by a Fund, which may require up to 10 business days.

o Your proceeds will be sent to the address or wired to the bank listed on your Account Application.

                                 Prospectus 12

BY TELEPHONE OR BY MAIL

o Call or write the Potomac Funds (see the address and telephone number above).

o You may only sell Investor Class shares of a Fund by telephone if you selected that option on your Account Application.

o Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell.

BY WIRE TRANSFER

o   Call the Potomac Funds.

o Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell.

o   You must wire transfer at least $5,000.

o You will be charged a wire transfer fee of $15.00 in addition to any charges imposed by your bank.

o   Your  proceeds  will  be  wired  only to the  bank  listed  on your  Account
    Application.

THROUGH BROKERS OR DEALERS

o Select brokers or dealers can place your order to sell Investor Class shares of the Funds.

o Payment can be directed to your account normally within three business days after a broker or dealer places your order.

ACCOUNT AND TRANSACTION POLICIES

ORDER POLICIES

     You may buy and sell Investor Class shares of a Fund at its NAV computed after your order has been received in good order. Purchase and sell orders will be processed the same day at that day's NAV if your request is received by 3:55 p.m. Eastern Time. The Fund will not accept and process any orders for that day received after this time.

     There are certain times when you may be unable to sell Investor Class shares of a Fund or proceeds may be delayed. This may occur during emergencies, unusual market conditions or when a Fund cannot determine the value of its assets or sell its holdings. The Funds reserve the right to reject any purchase order or suspend offering of its shares.

TELEPHONE TRANSACTIONS

     For your protection, the Funds may require some form of personal identification prior to accepting your telephone request such as verification of your social security number, account number or other information. We also may record the conversation for accuracy. During times of unusually high market activity or extreme market changes, you should be aware that it may be difficult to place your request in a timely manner.

                                 Prospectus 13

SIGNATURE GUARANTEES

     In certain instances when you sell Investor Class shares of the Funds, we will need your signature guaranteed. Signature guarantees may be available at your bank, stockbroker or a national securities exchange. Your signature must be guaranteed under the following circumstances:

o   if your account registration or address has changed in the last 30 days,

o if the proceeds of your sale are mailed to an address other than the one listed with a Fund,

o   if the proceeds are payable to a third party,

o if the sale is greater than $100,000, o if the wire instructions on the account are being changed, or

o if there are other unusual situations as determined by the Funds' Transfer Agent.

LOW BALANCE ACCOUNTS

     If your total account balance falls below $10,000 due to withdrawals, then we may sell your Investor Class shares of the Potomac Funds. We will inform you in writing 30 days prior to selling Investor Class shares. If you do not bring your total account balance up to $10,000 within 30 days, we may sell Investor Class shares and send you the proceeds. We will not sell Investor Class shares if your account value falls due to market fluctuations.

REDEMPTIONS IN KIND

     The Fund reserves the right to give you securities instead of cash when you sell shares of the Funds. If the amount of the sale is at least either $250,000 or 1% of a Fund's assets, we may give you securities from a Fund's portfolios instead of cash.

EXCESSIVE TRADING

     The Fund reserves the right to refuse any purchase request that a Fund deems not to be in the best interests of that Fund or any of its shareholders, or that could adversely affect a Fund or its operations. In particular, unlike other Potomac Funds, the Funds are not suitable for purchase by active investors and the Funds reserve the right to refuse purchase requests from any individuals or groups who, in a Fund's view, are likely to engage in market timing or excessive trading. Further, the Funds may refuse purchase requests from individuals or groups who do not have a contractual relationship with the Funds' subadviser.

                             ADDITIONAL INFORMATION

MANAGEMENT OF THE FUND

     Rafferty Asset Management, LLC ("Rafferty") provides investment services to the Funds. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 500 Fifth Avenue, Suite 415, New York 10110. Under an investment advisory agreement between the Potomac Funds and Rafferty, the Funds pay Rafferty fees at an annualized rate of 1.00% of that Fund's average daily net assets.

                                 Prospectus 14

     Rafferty has retained FPI to serve as subadviser to the Funds. Rafferty (not the Funds) will pay FPI's subadvisory fees. FPI is located at 3883 Telegraph Road, Suite 100, Bloomfield Hills, Michigan, 48302. Together, an investment team from Rafferty and FPI jointly will manage and be responsible for the Funds' assets. Under the subadviser arrangement, FPI will direct, through Rafferty, the allocation of Funds' assets among various investment vehicles selected by FPI. Then, Rafferty will implement FPI's allocation decisions for each Fund by placing all brokerage orders for the purchase and sale of those securities.

     FPI was founded in Bloomfield Hills, Michigan in 1981 by its President, Jerry C. Wagner. FPI provides investment management services to individuals, pension and profit plans and non-profit organizations. Mr. Wagner and Bruce Greig will serve as portfolio managers to the Funds.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

     Each Fund distributes dividends from its net investment income annually. Net investment income generally consists of interest income and dividends received on investments, less expenses.

     Each Fund also distributes any realized net capital gains annually. A Fund has capital gains when it sells its portfolio assets for a profit. The tax consequences will vary depending on how long a Fund has held the assets. Distributions of net gains on sales of assets held for one year or less are taxed as dividends (that is, ordinary income). Sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates.

     Dividends and capital gain distributions will be reinvested automatically at NAV unless you request otherwise in writing. Normally, distributions are taxable events for shareholders whether or not the distributions are received in cash or reinvested. If you elect to receive distributions from a Fund by check and the post office cannot deliver such check or your check remains uncashed for six months, the Fund reserves the right to reinvest the check in your Potomac Fund account at that Fund's then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.

TAXES

     The following table illustrates the potential tax liabilities for taxable accounts:

             Type of Transaction                            Tax Status*

Dividend distribution..............................   Subject to maximum rate
                                                      on dividends
Distribution of net short-term capital gains.......   Ordinary income rate
Distribution of net long-term capital gains........   Long-term capital gains
                                                      rate
Sale or exchange of Fund shares owned for more
  than one year....................................   Long-term capital gains or
                                                      losses
Sale or exchange of Fund shares owned for one
  year or less.....................................   Gains are taxed at the
                                                      same rate as ordinary
                                                      income; losses are subject
                                                      to special rules
..........

* Tax consequences for tax-deferred retirement accounts or non-taxable shareholders may be different. You should consult your tax specialist for more information about your personal situation.

     If you are a non-retirement account holder, then each year we will send you a Form 1099 that tells you the amount of Fund distributions you received for the prior calendar year, the tax status of those distributions and a list of reportable sale transactions. Normally, distributions are taxable in the year you receive them. However, any distributions declared in the last three months of the year and paid in January of the following year generally are taxable as if received on December 31 of the year they are declared.

     If you are a non-corporate shareholder of a Fund and do not provide the Fund with your correct taxpayer identification number (normally your social security number), that Fund is required to withhold 30% of all dividends and other distributions and sale proceeds payable to you. If you are otherwise subject to backup withholding, we also are required to withhold and pay to the IRS 30% of your dividends and other distributions. Any tax withheld may be applied against your tax liability when you file your tax return. You may be subject to a $50 fee for any penalties imposed on the Fund by the IRS.

MASTER/FEEDER OPTION
--------------------

The Funds may in the future operate under a master/feeder structure. This means that the Funds would be a "feeder" fund that attempts to meet its objective by investing all its investable assets in a "master" fund with the same investment objective. The "master" fund would purchase securities for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the Funds. If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for the Funds without seeking shareholder approval. However, the Trustees' decision will be made only if the investments in the master funds are in the best interests of each Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive 30 days notice prior to the implementation of the master/feeder structure.

                                 Prospectus 16

           MORE INFORMATION ON                          P R O S P E C T U S
            THE POTOMAC FUNDS
                                                            ______ __, 2003
Statement  of   Additional   Information
(SAI):  The  Funds'  SAI  contains  more
information   on  the  Funds  and  their
investment   policies.    The   SAI   is
incorporated   in  this   Prospectus  by
reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange
Commission (SEC).

Call or Write to Obtain  the SAI free of              THE POTOMAC FUNDS
charge:
                                                Enhanced Investment Strategies
 Write to: Potomac Funds
           P.O. Box 1993
           Milwaukee, Wisconsin 53201-1993
                                                Flexible Plan Managed Bond Fund
 Call:     (800) 851-0511
                                               Flexible Plan Managed Equity Fund
 By Internet: www.potomacfunds.com

These  documents  and other  information
about  the  Fund  can  be  reviewed  and               Investor Class
copied at the  Securities  and  Exchange
Commission's  Public  Reference  Room in
Washington,   D.C.  Information  on  the
operation of the Public  Reference  Room
may   be   obtained   by   calling   the
Commission  at (202)  942-8090.  Reports                500 Fifth Avenue
and other information about the Fund may                   Suite 415
be viewed  on-screen or downloaded  from            New York, New York 10110
the EDGAR Database on SEC's Internet web
site at  http://www.sec.gov.  Copies  of
these  documents may be obtained,  after
paying a duplicating  fee, by electronic
request at the following e-mail address:
publicinfo@sec.gov,  or by  writing  the
SEC's    Public    Reference    Section,
Washington, D.C. 20549-0102.

No person  has been  authorized  to give
any   information   or   to   make   any
representation  not  contained  in  this
Prospectus,  or in the SAI  incorporated
herein by reference,  in connection with
the  offering  made by  this  Prospectus
and, if given or made, such  information
or  representations  must not be  relied
upon as having  been  authorized  by the
Potomac Funds or their distributor. This
Prospectus   does  not   constitute   an
offering by the Fund in any jurisdiction
in  which  such  an  offering   may  not
lawfully be made.

               SEC File Number: 811-8243

                                  POTOMAC FUNDS

                         FLEXIBLE PLAN MANAGED BOND FUND
                        FLEXIBLE PLAN MANAGED EQUITY FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                             100 South Royal Street
                           Alexandria, Virginia 22314

                           500 Fifth Avenue, Suite 415
                            New York, New York 10110

                                 (800) 851-0511

     The Potomac Funds (the "Trust") is a management investment company, or mutual fund, which currently consists of twenty-four separate investment portfolios. THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") RELATES TO THE INVESTOR CLASS OF THE FLEXIBLE PLAN MANAGED BOND FUND AND THE FLEXIBLE PLAN EQUITY FUND (THE "FUNDS").

This Statement of Additional Information ("SAI") dated _____ __, 2003 is not a prospectus. It should be read in conjunction with the Trust's Prospectuses dated _____ __, 2003, relating to the Funds. A copy of the Prospectus is available, without charge, upon request to the Trust at the address or telephone number above.



                             Dated: ______ __, 2003

                                TABLE OF CONTENTS



THE POTOMAC FUNDS..............................................................1


CLASSIFICATION OF THE FUND.....................................................1


INVESTMENT POLICIES AND TECHNIQUES.............................................1

     American Depositary Receipts ("ADRs").....................................1
     Asset-Backed Securities...................................................2
     Bank Obligations..........................................................2
     Corporate Debt Securities.................................................3
     Equities..................................................................3
     Fixed-Income Securities...................................................4
     Foreign Securities........................................................5
     Illiquid Investments and Restricted Securities............................5
     Indexed Securities........................................................6
     Investments in Other Investment Companies.................................7
     Mortgage-Backed Securities................................................7
     Options, Futures and Other Strategies.....................................9
     Repurchase Agreements....................................................14
     U.S. Government Securities...............................................14
     Other Investment Risks and Practices.....................................15

INVESTMENT RESTRICTIONS.......................................................16


PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................18


MANAGEMENT OF THE TRUST.......................................................19

     Trustees and Officers....................................................19
     Investment Adviser and Subadviser........................................22
     Fund Administrator, Fund Accountant and Custodian........................23
     Distributor..............................................................24
     Distribution Plan........................................................24
     Independent Certified Public Accountants.................................24

DETERMINATION OF NET ASSET VALUE..............................................25

PURCHASES AND REDEMPTIONS.....................................................25

     Retirement Plans.........................................................25
     Redemption in Kind.......................................................26
     Redemptions by Telephone.................................................26
     Receiving Payment........................................................26

EXCHANGE PRIVILEGE............................................................27

PERFORMANCE INFORMATION.......................................................27

     Total Return Computations................................................28

SHAREHOLDER AND OTHER INFORMATION.............................................29

     Shareholder Information..................................................29

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES......................................29

     Dividends and Other Distributions........................................29
     Taxes....................................................................30

FINANCIAL STATEMENTS..........................................................31

                                THE POTOMAC FUNDS

The Trust is a Massachusetts business trust organized on June 6, 1997 and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust currently consists of twenty-four separate series. This SAI relates only to the Flexible Plan Managed Bond Fund ("Bond Fund"), and the Flexible Plan Managed Equity Fund ("Equity Fund").

The Funds currently offer Investor Class shares, which are available only to investors who have entered into wrap fee arrangements with the Funds' investment subadviser, Flexible Plan Investments, Ltd. ("FPI").


                           CLASSIFICATION OF THE FUNDS

The Funds are "non-diversified" series of the Trust pursuant to the 1940 Act. The Funds are considered "non-diversified" because a relatively high percentage of their assets may be invested in the securities of a limited number of issuers. To the extent that the Funds assume large positions in the securities of a small number of issuers, the Funds' net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers, and the Funds may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

The Funds' classification as a "non-diversified" investment company means that the proportion of their assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. The Funds, however, intend to meet certain diversification standards at the end of each quarter of their taxable year.

                       INVESTMENT POLICIES AND TECHNIQUES

Managed Bond, under normal circumstances, will invest 80% of its net assets (plus any borrowings for investment purposes) in fixed-income debt securities. Equity Fund, under normal circumstances, will invest 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Funds may engage in the investment strategies discussed below. There is no assurance that any of these strategies or any other strategies and methods of investment available to the Funds will result in the achievement of their objectives.

AMERICAN DEPOSITARY RECEIPTS ("ADRS")
-------------------------------------

The Funds may invest in ADRs and sell ADRs short. ADRs are U.S. dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign corporation. ADRs include ordinary shares and New York shares (shares issued by non-U.S. companies that are listed on a U.S. securities exchange). ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. ADRs are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States. For investment purposes, ADRs are not considered to be foreign securities by the Funds.

ASSET-BACKED SECURITIES
-----------------------

The Funds may invest in certain types of asset-backed securities. Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.

The value of an asset-backed security is affected by, among other things, changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower's other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security's par value. Value is also affected if any credit enhancement has been exhausted.

BANK OBLIGATIONS
----------------

MONEY MARKET INSTRUMENTS. The Bond Fund may invest in bankers' acceptances, certificates of deposit, demand and time deposits, savings shares and commercial paper of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"). The Fund also may invest in high quality, short-term, corporate debt obligations, including variable rate demand notes, having a maturity of one year or less. Because there is no secondary trading market in demand notes, the inability of the issuer to make required payments could impact adversely the Fund's ability to resell when it deems advisable to do so.

BANKERS' ACCEPTANCES. Bankers' acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods. They are termed "accepted" when a bank writes on the draft its agreement to pay it at maturity, using the word "accepted." The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity.

CERTIFICATES OF DEPOSIT ("CDs"). The FDIC is an agency of the U.S. Government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured to the extent this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.

COMMERCIAL PAPER. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. The Bond Fund may invest in commercial paper rated A-l or A-2 by Standard & Poor's ("S&P") or Prime-1 or Prime-2 by Moody's Investors Services, Inc. ("Moody's"), and in other lower quality commercial paper.

CORPORATE DEBT SECURITIES
-------------------------

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid-and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

EQUITIES
--------

COMMON STOCKS. The Funds may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

CONVERTIBLE SECURITIES. The Funds may invest in convertible securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

PREFERRED STOCK. The Funds may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

WARRANTS AND RIGHTS. The Funds may purchase warrants and rights, which are instruments that permit a Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration but they usually do not have voting rights or pay dividends. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

FIXED-INCOME SECURITIES
-----------------------

The Bond Fund may invest in a wide range of fixed-income securities, which may include obligations of any rating or maturity.

The Bond Fund may invest in investment grade corporate debt securities, lower-rated corporate securities, often called "junk bonds" and zero-coupon bonds. Investment grade corporate bonds are those rated BBB or better by Standard & Poor's Ratings Group ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's"). Securities rated BBB by S&P are considered investment grade, but Moody's considers securities rated Baa to have speculative characteristics.

"Junk Bonds," generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Bond Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer's perceived credit quality. If the issuer defaults, the Fund may not receive any return on its investment. Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return. An investment in zero-coupon and delayed interest securities may cause Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.

FOREIGN SECURITIES
------------------

The Funds may have both direct and indirect exposure to foreign securities through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices. In most cases, the best available market for foreign securities will be on exchanges or in over-the-counter ("OTC") markets located outside the United States. Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments that could affect such investments. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. [The Fund does not currently intend to directly invest in foreign securities.]

ILLIQUID INVESTMENTS AND RESTRICTED SECURITIES
----------------------------------------------

The Funds may purchase and hold illiquid investments. The Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), which the Trust's Board of Trustees ("Board" or "Trustees") or Rafferty Asset Management, LLC ("Rafferty"), the Funds' investment adviser has determined under Board-approved guidelines are liquid. The Funds do not currently anticipate investing in such restricted securities.

The term "illiquid investments" for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days, (2) securities for which market quotations are not readily available, (3) over-the-counter ("OTC") options and their underlying collateral, (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand, (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that a Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund may not be able to sell illiquid investments when Rafferty considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on net asset value.

Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and a Fund may be unable to dispose of such securities promptly or at reasonable prices.

INDEXED SECURITIES
------------------

A Fund may purchase indexed securities, which are securities, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See "Illiquid Investments and Restricted Securities" above.

A Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price Index(TM) ("S&P 500 Index") and whose shares trade on the American Stock Exchange ("AMEX"). The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. The market price of SPDRs, however, may not be equivalent to the pro rata value of the S&P 500 Index. SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks.

A Fund may invest in DIAMONDS(SM). DIAMONDS represent an investment in a unit investment trust ("DIAMONDS Trust") that owns shares in proportion to the weightings of the stocks comprising the Dow Jones Industrial Average(SM) ("DJIA"). The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the DJIA. The DIAMONDS Trust's shares trade on the AMEX. An investment in DIAMONDS is subject to risks similar to those of other diversified stock portfolios, including market volatility and that the general level of stock prices may decline. Although DIAMONDS are designed to provide investment results that generally correspond to the price and yield performance of the DJIA, the DIAMONDS Trust may not be able to exactly replicate the performance of the DJIA because of trust expenses and other factors.

A Fund may invest in Nasdaq-100 Index Tracking Stock ("QQQs"). QQQs represent ownership in the Nasdaq-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Nasadaq-100 IndexTM ("Nasdaq 100") and whose shares trade on the AMEX. The value of the QQQs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. The market price of QQQs, however, may not be equivalent to the pro rata value of the Nasdaq 100. QQQs are subject to the risks of an investment in a broadly based portfolio of common stocks.

Investments in SPDRs, DIAMONDS and QQQs are considered investments in other investment companies discussed below.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
-----------------------------------------

The Funds may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Funds' proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Funds' own operations.

MORTGAGE-BACKED SECURITIES
--------------------------

A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans.

Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association ("Ginnie Mae" or "GNMA"), Federal National Mortgage Association ("Fannie Mae" or "FNMA") or Federal Home Loan
Mortgage Corporation ("Freddie Mac" or "FHLMC"), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a publicly owned, government-sponsored corporation that mostly packages mortgaged backed by the Federal Housing Administration, but also sells some nongovernmentally backed mortgages. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA. The FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provide certain guarantees. The corporation's stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Pass-through securities issued by the FHLMC are guaranteed as to timely payment of principal and interest only by the FHLMC.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government.

The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references in this section to CMOs include multi-class pass-through securities. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classeshaving earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. The Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. Government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A Fund will only invest in SMBS whose mortgage assets are U.S. Government obligations. A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

Investment in mortgage-backed securities poses several risks, including among others, prepayment, market and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

OPTIONS, FUTURES AND OTHER STRATEGIES
-------------------------------------

GENERAL. A Fund may use certain options (traded on an exchange and OTC, or otherwise), futures contracts (sometimes referred to as "futures") and options on futures contracts (collectively, "Financial Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, a Fund's ability to use Financial Instruments will be limited by tax considerations. See "Dividends, Other Distributions and Taxes."

In addition to the instruments, strategies and risks described below and in the Prospectuses, Rafferty may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as Rafferty develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. Rafferty may utilize these opportunities to the extent that they are consistent with a Fund's investment objective and permitted by a Fund's investment limitations and applicable regulatory authorities. The Funds' Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectuses.

SPECIAL RISKS. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1) Successful use of most Financial Instruments depends upon Rafferty's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by Rafferty may still not result in a successful transaction. Rafferty may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place that, thus, may result in the strategy being unsuccessful.

(2) Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in a Financial

Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(4) Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

COVER. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. ("Custodian"), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or accounts could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

OPTIONS. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange ("CBOE"), the AMEX and other exchanges, as well as the OTC markets.

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, the Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

A Fund's ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDICES. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

The exchanges have established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that the Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total value for The point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon a Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

RISKS OF OPTIONS ON INDICES. If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, a Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When a Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of a Fund's loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. A Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures commission merchant. When the Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

To the extent that a Fund enters into futures contracts or options on futures contracts, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and the premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of a Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts a Fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call. A put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of a Fund's assets that are at risk in futures contracts and options on futures contracts.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

COMBINED POSITIONS. A Fund may purchase and write options in combination with each other. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

REPURCHASE AGREEMENTS
---------------------

A Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S. Government Securities (defined below). Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, the Fund purchases a U.S. Government Security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund's holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. The Fund may not enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See "Illiquid Investments and Restricted Securities" above.

A Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by the Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller's obligation to repurchase the security. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited.

U.S. GOVERNMENT SECURITIES
--------------------------

A Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities") in pursuit of their investment objectives, in order to deposit such securities as initial or variation margin, as "cover" for the investment techniques they employ, as part of a cash reserve and for liquidity purposes.

U.S. Government Securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. Government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. Government Securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

U.S. Government agencies and instrumentalities that issue or guarantee securities include the Federal Housing Administration, the Federal National Mortgage Association ("Fannie Mae"), the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association ("Ginnie Mae"), the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Farm Credit
Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association ("Sallie Mae").

Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by Fannie Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

Yields on short-, intermediate- and long-term U.S. Government Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Government Securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of the Fund's portfolio investments in U.S. Government Securities, while a decline in interest rates generally would increase the market value of the Fund's portfolio investments in these securities.

OTHER INVESTMENT RISKS AND PRACTICES
------------------------------------

Borrowing. A Fund may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in the Fund's net asset value and on the Fund's investments. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for the Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund's net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

A Fund may borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

In addition to the foregoing, a Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of its total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Fund may pledge portfolio securities as Rafferty deems appropriate in connection with any borrowings.

LENDING PORTFOLIO SECURITIES. A Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing any combination of short-term government securities and cash as collateral with a Fund. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. While a Fund's portfolio securities are on loan, the Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. A Fund may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the lending Fund on four business days' notice or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. The Funds currently have no intention of lending its portfolio securities.

PORTFOLIO  TURNOVER.  The  Trust  anticipates  that a Fund  will  have very high portfolio  turnover  due to the active  management  of its  portfolio.  A Fund's portfolio turnover rate is calculated by the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of the Fund's investments may have a remaining maturity of less than one year; in which case, the portfolio turnover rate for that period would be equal to zero. However, a Fund's portfolio turnover rate calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.


                             INVESTMENT RESTRICTIONS

In addition to the investment policies and limitations described above and described in the Prospectuses, the Funds have adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of a Fund. Under the 1940 Act, a "vote of the majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of a Fund or (2) 67% or more of the shares of a Fund present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time a Fund's borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

A Fund shall not:

1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except
(1) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies and limitations, or
(2) by engaging in repurchase agreements with respect to portfolio securities.

2. Underwrite securities of any other issuer.

3. Purchase, hold, or deal in real estate or oil and gas interests.

4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except (1) that the Fund may issue senior securities in connection with transactions in options, futures, options on futures and forward contracts, swaps, caps, floors, collars and other similar investments, (2) as otherwise permitted herein and in Investment Limitations Nos. 5 and 7, and (3) the Fund may make short sales of securities.

5. Pledge, mortgage, or hypothecate the Fund's assets, except (1) to the extent necessary to secure permitted borrowings, (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis, and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

6. Invest in physical commodities, except that the Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

7. Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund's total assets), (2) as a temporary measure and then only in amounts not to exceed 5% of the value of the Fund's total assets, (3) to enter into reverse repurchase agreements, and (4) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

8. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The Fund has adopted the following fundamental investment policy that enables it to invest in another investment company or series thereof:

     Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with the same limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, Rafferty and/or the Funds' subadviser, as applicable, are responsible for decisions to buy and sell securities for the Funds, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Rafferty expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer's "spread," the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty.

In effecting portfolio transactions for the Funds, Rafferty seeks to receive the closing prices of securities that are in line with those of the securities included in the applicable index and seeks to execute trades of such securities at the lowest commission rate reasonably available. With respect to agency transactions, Rafferty may execute trades at a higher rate of commission if reasonable in relation to brokerage and research services provided to the Funds or Rafferty. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The Fund believes that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds, Rafferty and/or the Funds' subadviser, as applicable, from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

Rafferty and/or the Fund's subadviser may use research and services provided to it by brokers in servicing all the Funds; however, not all such services may be used by Rafferty and/or the Funds' subadviser in connection with the Funds. While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by Rafferty and/or the Funds' subadviser, this information and these services are of indeterminable value and would not reduce Rafferty's investment advisory fee to be paid by the Funds or the subadvisory fees to be paid by Rafferty.

Purchases and sales of U.S. Government Securities normally are transacted through issuers, underwriters or major dealers in U.S. Government Securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS
---------------------

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. The Trustees are responsible for managing the Funds' business affairs and for exercising all of the Funds' powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Trust shares.

The following table is a list of the Trustees and officers of the Trust, their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust. Each Trustee of the Trust also serves on the Board of the Potomac Insurance Trust, the other registered investment company in the Potomac mutual fund complex. The Board oversees a total of 47 portfolios in the Potomac mutual fund complex, of which 11 are currently operational. Unless otherwise noted, an individual's business address is 500 Fifth Avenue, Suite 415, New York, New York, 10110.


                                 POSITION, TERM OF OFFICE               PRINCIPAL OCCUPATION
                                   AND LENGTH OF TIME                  DURING PAST FIVE YEARS
NAME, AGE AND ADDRESS             SERVED WITH THE TRUST               AND CURRENT DIRECTORSHIP
---------------------             ---------------------               ------------------------

INTERESTED TRUSTEES            TERM:  Lifetime of Trust
                               until removal or resignation

Lawrence C. Rafferty* (61)     Chairman   of  the  Board  of    Chairman and Chief Executive Officer of
                               Trustees  since  1997;  Chief    Rafferty, 1997-present; Chief Executive
                               Executive  Officer  from 1997    Officer of Rafferty Companies, LLC,
                               to 2003                          1996-present; Chief Executive Officer of
                                                                Cohane Rafferty Securities, Inc.,
                                                                1987-present (investment banking); Chief
                                                                Executive Officer of Rafferty Capital
                                                                Markets, Inc., 1995-present; Trustee of
                                                                Fairfield University.

Jay F. Higgins* (58)           Trustee since 1997               Chairman, Bengal Partners, LLC
                                                                (broker-dealer) since 1998.

DISINTERESTED TRUSTEES         TERM:  Lifetime of Trust
                               until removal or resignation

Kevin G. Boyle (54)            Trustee since 2002               President, Kevin G. Boyle Securities, Inc.,
                                                                1981 to Present.

Daniel J. Byrne (59)           Trustee since 1997               President and Chief Executive Officer of
                                                                Byrne Securities Inc., 1992-present;
                                                                Trustee, The Opening Word Program, Wyandanch,
                                                                New York.

Richard Jackson (__)           Trustee since 2003               Private Investor.

Gerald E. Shanley III (60)     Trustee since 1997               Business Consultant, 1985-present; Trustee of
                                                                Estate of Charles S. Payson, 1987-present.

OFFICERS                       TERM:  One year

Daniel D. O'Neill (35)         Chief Executive Officer          Managing Director of Rafferty, 1999-present;
                               since August 2003;               Portfolio Manager, Hermitage Capital

                                                        19


                                 POSITION, TERM OF OFFICE               PRINCIPAL OCCUPATION
                                   AND LENGTH OF TIME                  DURING PAST FIVE YEARS
NAME, AGE AND ADDRESS             SERVED WITH THE TRUST               AND CURRENT DIRECTORSHIP
---------------------             ---------------------               ------------------------

                               President since 1999             Management, 1998-1999; Associate, Akin, Gump,
                                                                Strauss, Hauer & Feld, LLP, 1995-1998 (law
                                                                firm).

Timothy P. Hagan (60)          Vice President since 2001;       Vice President of Rafferty, 1997-present.
100 S. Royal Street            Chief Financial Officer
Alexandria, VA 22314           1997-2001

Philip A. Harding (59)         Senior Vice President since      Vice President of Rafferty, 1997-present.
                               1997

Mark D. Edwards (45)           Vice President since 2002;       Vice President of Rafferty, 1997 to present.
100 S. Royal Street            Chief Financial Officer
Alexandria, VA 22314           2001-2002; Vice President
                               1997-2001

Jesse J. Noel (33)             Chief Financial Officer          Assistant Vice President of Rafferty, 2000 to
100 S. Royal Street            since 2002                       present; Mutual Fund Accountant, U.S. Bancorp
Alexandria, VA 22314                                            Funds Services, 1997-1999.

Robert J. Zutz (50)            Secretary since 1997             Partner, Kirkpatrick & Lockhart LLP (law
1800 Massachusetts Ave.                                         firm).
Washington, DC 20036

Eric W. Falkeis (30)           Assistant Secretary since        Vice President, U.S. Bancorp Fund Services
615 East Michigan Street       1997                             LLC, 1997-present; Audit Senior with
Milwaukee, WI 53202                                             PricewaterhouseCoopers LLP, 1995-1997.
-----------------

* Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.

The Trust has an Audit Committee, consisting of Messrs. Boyle, Byrne, Jackson and Shanley. The members of the Audit Committee are not "interested" persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust's Audit Committee are to make recommendations to the Board Members as to: the engagement or discharge of the Trust's independent auditors (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent auditors of the results of audits; and addressing any other matters regarding audits. The Audit Committee met once during the most recent fiscal year.

The Trust also has a Nominating Committee, consisting of Messrs. Boyle, Byrne, Jackson and Shanley, each of who is a disinterested member of the Board. The primary responsibilities of the Nominating Committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The Nominating Committee also evaluates and nominates Board member candidates. The Nominating Committee does not have a policy regarding the consideration of nominees recommended by shareholders. The Nominating Committee did not meet during the Trust's most recent fiscal year.

The Trustees do not own any shares of the Funds, as the Funds have not commenced operations as of the date of this SAI. The following table shows the amount of equity securities in the portfolios of the Potomac complex owned by the Trustees as of the calendar year ended December 31, 2002:

-------------------------------------------------------------------------------------------------------------------
DOLLAR RANGE OF     INTERESTED                   DISINTERESTED
EQUITY SECURITIES   TRUSTEES:                    TRUSTEES:
OWNED:
-------------------------------------------------------------------------------------------------------------------
                    Lawrence        Jay          Kevin G.         Daniel J.           Richard         Gerald E.
                    C. Rafferty     Higgins      Boyle**          Byrne               Jackson***      Shanley III

-------------------------------------------------------------------------------------------------------------------
Bond Fund*          $ 0             $ 0          $0               $ 0                 $ 0             $ 0

-------------------------------------------------------------------------------------------------------------------
Equity Fund*        $ 0             $ 0          $0               $ 0                 $ 0             $ 0

-------------------------------------------------------------------------------------------------------------------
Aggregate Dollar    Over            $ 0          $0               $50,000 -           $ 0             $ 0
Range of Equity     $100,000                                      $100,000
Securities in the
Potomac Mutual
Fund Complex
-------------------------------------------------------------------------------------------------------------------

*   As of the date of this SAI, the Funds have not commenced operations.
**  Mr. Boyle was elected to the Board on December 11, 2002.
*** Mr. Jackson was elected to the Board effective November 11, 2003. Security valuations are as of ___________, 2003.


The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

No officer, director or employee of Rafferty receives any compensation from the Trust for acting as a Trustee or officer of the Trust. The following table shows the compensation earned by each Trustee for the Trust's prior fiscal year ended August 31, 2003.

--------------------------------------------------------------------------------------------------------------------------
                                                                                                           Aggregate
                                                            Pension or              Estimated             Compensation
                                     Aggregate         Retirement Benefits            Annual            From the Potomac
   Name of Person,               Compensation From       Accrued As Part          Benefits Upon         Complex Paid to
      Position                       the Trust        of the Trust's Expenses       Retirement           the Trustees
      --------                       ---------        -----------------------       ----------           ------------
--------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------

Lawrence C. Rafferty                    $0                      $0                      $0                    $0

Jay F. Higgins                        $8,000                    $0                      $0                  $8,000

DISINTERESTED TRUSTEES
----------------------

Kevin M. Boyle*                       $8,000                    $0                      $0                  $8,000

Daniel J. Byrne                       $8,000                    $0                      $0                  $8,000

Richard Jackson**                     $_____                    $_____                  $_____             $_____

Gerald E. Shanley III                 $8,000                    $0                      $0                  $8,000

------------------------------- -------------------- -------------------------- -------------------- ----------------------
*  Mr. Boyle was elected to the Board on December 11, 2002.
** Mr. Jackson was elected to the Board on November 11, 2003.


INVESTMENT ADVISER AND SUBADVISER
---------------------------------

Rafferty Asset Management, LLC, 500 Fifth Avenue, Suite 415, New York, New York, 10110, provides investment advice to the Fund. Rafferty was organized as a New York limited liability corporation in June 1997. Lawrence C. Rafferty controls Rafferty through his ownership in Rafferty Holdings, LLC.

Under an Investment Advisory Agreement dated _________ __, 2003, between the Trust, on behalf of the Fund, and Rafferty ("Advisory Agreement"), Rafferty provides a continuous investment program for the Fund's assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund, subject to the supervision of the Trustees. Rafferty bears all costs associated with providing these advisory services. The Trust bears all other expenses that are not assumed by Rafferty. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which a Fund may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

Pursuant to the Advisory Agreement, the Fund pays Rafferty at an annual rate of 1.00% based on its average daily net assets.

Rafferty has voluntarily agreed to waive its fees and/or reimburse operating expenses to the extent that Fund expenses exceed 2.00% of average daily net assets for the period ending August 31, 2004. If overall expenses fall below these percentage limitations, then the Funds may reimburse Rafferty within the following three years. There is no assurance that Rafferty will continue this waiver after this date.

The Advisory Agreement was approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of the Fund, in compliance with the 1940 Act. The Advisory Agreement continues in force for an initial period of two years after the date of its approval. The Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Rafferty or the Trust, and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund. The Advisory Agreement automatically terminates on assignment and is terminable on 60 days' written notice either by the Trust or Rafferty.

Under a Subadvisory Agreement, dated ______ __, 2003, between Rafferty and Flexible Plan Investments Ltd., ("FPI"), FPI, subject to direction by Rafferty and the Board, will provide investment advice and portfolio management services to the Funds for a fee payable by Rafferty. Specifically, Rafferty and FPI jointly will manage the Funds' assets. An investment team from Rafferty and FPI jointly will manage and be responsible for the Funds' assets. Under the subadviser arrangement, FPI will direct, through Rafferty, the allocation of Fund assets among various baskets of securities, created by FPI. Then, Rafferty will implement FPI's investment decisions for the Fund by placing all brokerage orders for the purchase and sale of those securities. [For the investment subadvisory services provided to the Funds, Rafferty will pay FPI a fee based on the Fund's average daily net assets equal to 0.40% on the first $40 million of assets under management, 0.60% on assets of $40-$100 million and 0.70% on assets over $100 million.]

The Subadvisory Agreement was approved by the Board of the Trust (including all of the Trustees who are not "interested persons" of the Rafferty or FPI, as defined under the 1940 Act) and the shareholders of the Fund, in compliance with the 1940 Act. The Agreement provides that it will be in force for an initial two-year period and it must be approved each year thereafter by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Rafferty, FPI or the Trust, and by (2) the majority vote of either the full Board or the vote of a majority of the outstanding shares of the Fund. The Subadvisory Agreement automatically terminates on assignment and is terminable on not less than 60 days' written notice by Rafferty or 90 days' written notice by FPI. Under the terms of the Advisory Agreement, Rafferty automatically becomes responsible for the obligations of FPI upon termination of the Subadvisory Agreement.

In approving the Advisory and Subadvisory Agreements (the "Agreements"), the Trustees considered, among other factors: (1) the respective roles of Rafferty and FPI in servicing the Funds, (2) the experience of Rafferty and FPI in providing the proposed services to the Funds; (3) the background and experience of specific individuals at Rafferty and FPI who will be servicing the Funds; (4) the compliance capabilities of Rafferty and FPI; (5) the extent to which Rafferty will supervise FPI; (6) the proposed management and subadvisory fees to be received by Rafferty and FPI, respectively; and (7) the time and resources available at Rafferty and FPI to service the Funds.

Rafferty shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

FPI shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with Rafferty or for any losses that may be sustained in the purchase, holding or sale of any security.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 there under, the Trust, Rafferty, FPI and the distributor have adopted Codes of Ethics ("Codes"). These Codes permit portfolio managers and other access persons of the Funds to invest in securities that may be owned by the Funds, subject to certain restrictions.

FUND ADMINISTRATOR, FUND ACCOUNTANT AND CUSTODIAN
-------------------------------------------------

U.S. Bancorp Fund Services, LLC (previously known as Firstar Mutual Fund Services, LLC), 615 East Michigan Street, Milwaukee, Wisconsin 53202, the (Administrator") provides administrative, fund accounting and transfer agent services to the Funds. U.S. Bank, N.A., 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides custodian services to the Funds.

Pursuant to an Administration Servicing Agreement ("Service Agreement") between the Trust and the "Administrator", the Administrator provides the Trust with administrative and management services (other than investment advisory services). As compensation for these services, the Trust pays the Administrator a fee based on the current Fund's average daily net assets of .10% of the first $200 million, .0875% of the next $500 million of the average daily net assets, and .0625% of the remaining balance. There is no minimum fee. The Administrator also is entitled to certain out-of-pocket expenses.

Pursuant to a Sub-Administration Agreement between the Trust and FPI, FPI provides the Funds with certain administrative services. As compensation for these services, the Trust pays FPI a fee of 0.___% of the Funds' average daily net assets.

Pursuant to a Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC ("Fund Accountant"), the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. As compensation for these services, the Trust pays the Fund Accountant a fee based on the current Funds' average daily net assets of .075% of the first $50 million, .0375% of the next $200 million of the average daily net assets, and .01875% of the remaining balance. These fees cover the Funds' shares. There is no minimum fee. The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.

Pursuant to a Custodian Agreement, U.S. Bank, N.A. also serves as the Custodian of the Funds' assets. Under the terms of the Custodian Agreement, the Custodian holds and administers the assets in the Funds' portfolios. Pursuant to the Custodian Agreement, the Custodian receives an annual fee of .035% per Fund based on a Fund's average daily net assets.

DISTRIBUTOR
-----------

Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as the distributor ("Distributor") in connection with the offering of the Funds' shares on a no-load basis. The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of the Funds as agents on a best efforts basis and are not obligated to sell any specific amount of shares. For the fiscal year ended August 31, 2003, the Distributor received [$90,000] as compensation from Rafferty for distribution services for the Trust. Mr. Rafferty is an affiliated person of the Distributor.

DISTRIBUTION PLAN

Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted a plan for the Investor Class ("Plan") shares of the Funds pursuant to which the Funds may pay certain expenses incurred in the distribution of Investor Class shares and the servicing and maintenance of existing Class shareholder accounts. Pursuant to the Plan, each Fund may pay up to 0.25% of its average daily net assets for expenses incurred in the distribution and promotion of the shares of the Fund, including, but not limited to, the printing of prospectuses, statements of additional information, reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, and other distribution-related expenses. The Funds will pay the 12b-1 fee regardless of the expenses incurred by the Distributor

The Plan was approved by the Trustees, including the Independent Trustees of the Funds. In approving the Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit the Funds and its shareholders. The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plan and the purposes for which such expenditures were made.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
----------------------------------------

Ernst & Young, LLP, 111 East Kilbourn Avenue, Milwaukee, Wisconsin 53202, are the independent certified public accountants for the Trust.

                        DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Funds is determined daily, Monday through Friday, as of fifteen minutes after the close of regular trading on the New York Stock Exchange ("NYSE") (normally at 4:15 p.m. Eastern time), each day the NYSE is open for business. The NYSE is not open on New Year's Day, Presidents' Day, Martin Luther King's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities traded principally on the Nasdaq Stock Market are normally valued at the Nasdaq Official Closing Price ("NOCP") provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices; in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer.

When market quotations for options and futures positions held by the Fund are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available, or for which Rafferty has reason to question the validity of quotations received, are valued at fair value as determined in good faith by the Board. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.

For purposes of determining net asset value per share of the Funds, options and futures contracts are valued at the closing prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. A settlement price may not be used for the foregoing purposes if the market makes a limit move with respect to a particular commodity.

OTC securities held by the Funds will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of the Funds that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Dividend income and other distributions are recorded on the ex-dividend date.

Illiquid  securities,  securities  for  which  reliable  quotations  or  pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Rafferty or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of the Funds are valued at fair value.

                            PURCHASES AND REDEMPTIONS

RETIREMENT PLANS
----------------

Individuals who earn compensation and who have not reached age 70 1/2 before the close of the year generally may establish an individual retirement account ("IRA"). An individual may make limited contributions to an IRA of up to $3,000 per year (or $6,000, if such contributions also are made for a nonworking spouse and a joint return is filed) through the purchase of shares of the Funds. The Internal Revenue Code of 1986, as amended ("Code"), limits the deductibility of IRA contributions to taxpayers who are not active participants (and, under certain circumstances, whose spouses are not active participants, unless their combined adjusted gross income does not exceed $150,000) in employer-provided retirement plans or who have adjusted gross income below certain levels. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to the same limits as referred to above. In addition, individuals whose with their spouse's earnings) do not exceed a certain level may establish an "education IRA" and/or a "Roth IRA"; although contributions to these new types of IRAs are nondeductible, withdrawals from them will not be taxable under certain circumstances. An IRA also may be used for certain "rollovers" from qualified benefit plans and from Section 403(b) annuity plans.

Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

REDEMPTION IN KIND
------------------

The Trust has filed a notice of election under Rule 18f-1 of the 1940 Act which obligates the Funds to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of the Funds' net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Funds determine net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs. Shareholders who receive futures contracts or options on futures contracts in connection with a redemption in kind may be responsible for making any margin payments due on those contracts.

REDEMPTIONS BY TELEPHONE
------------------------

Shareholders may redeem shares of the Funds by telephone. When acting on verbal instructions believed to be genuine, the Trust, Rafferty, Transfer Agent and their trustees, directors, officers and employees are not liable for any loss resulting from a fraudulent telephone transaction request and the investor will bear the risk of loss. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. To the extent that the Trust, Rafferty, Transfer Agent and their trustees, directors, officers and employees do not employ such procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions.

RECEIVING PAYMENT
-----------------

Payment of redemption proceeds will be made within seven days following the Funds' receipt of your request (if received in good order as described below) for redemption. For investments that have been made by check, payment on redemption requests may be delayed until the Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Trust (which may require up to 10 business days). To avoid redemption delays, purchases may be made by cashiers or certified check or by direct wire transfers.

A redemption request will be considered to be received in "good order" if:

o the number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated; o any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

o any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

o the signatures on any written redemption request of $100,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by U.S. Bancorp Fund Services, LLC, as transfer agent, under its current signature guarantee program.

The right of redemption may be suspended or the date of payment postponed for any period during which (1) the NYSE is closed (other than customary weekend or holiday closings); (2) trading on the NYSE is restricted; (3) situations where an emergency exists as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets or disposal of the Fund's securities is not reasonably practicable; or (4) the SEC has issued an order for the protection of Fund shareholders.


                               EXCHANGE PRIVILEGE

An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents or
(2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectus and below. Telephone requests for an exchange received by the Funds before the close of regular trading on the NYSE will be effected at the close of regular trading on that day. Requests for an exchange received after the close of regular trading will be effected on the NYSE's next trading day. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

The Trust reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, the Trust may terminate this exchange privilege upon 60 days' notice.


                             PERFORMANCE INFORMATION

From time to time, the Funds may advertise its average annual total return and compare its performance to that of other mutual funds with similar investment objectives and to relevant indices. Performance information is computed separately for the Funds in accordance with the methods discussed below.

The Funds may include the total return of its classes in advertisements or other written material. When a Fund advertises the total return of its shares, it will be calculated for the one-, five-, and ten-year periods or, if such periods have not yet elapsed, the period since the establishment of that Fund. A Fund's performance data quoted in reports, advertising and other promotional materials represents past performance and is not intended to indicate future performance. The investment return and principal value for a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original costs.

TOTAL RETURN COMPUTATIONS
-------------------------

For purposes of quoting and comparing the performance of the Funds to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance for the Funds may be stated in terms of total return. Such average annual total return quotes for the Funds are calculated according to the following formula:

                                         n
                                   P(1+T)  = ERV

         Where:         P  =   a hypothetical initial payment of $1,000
                        T  =   average annual total return
                        n  =   number of years (either 1, 5 or 10)
                      ERV  =   ending redeemable value of a  hypothetical $1,000
                               payment made at the beginning of the 1, 5 or 10 year periods, as applicable, at the end of that period

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5 and 10 year periods or a shorter period dating from the commencement of the Fund's operations. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

From time to time, a Fund also may include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of the Fund with other measures of investment return. For example, in comparing the total return of the Fund with data published by Lipper or with market indices, a Fund calculates its aggregate total return for the specified periods of time by assuming an investment of $10,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

AVERAGE ANNUAL TOTAL RETURN (after Taxes on Distributions) - A Fund's quotations of average annual total return (after taxes on distributions) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the value of the investment after taxes on distributions according to the following formula:

                                         (n)     (D)
                                 P(1 + T)   = ATV
     Where:
                "P"         =    represents a hypothetical initial investment of
                                 $1,000;
                "T"         =    represents average annual total return;
                "n"         =    represents the number of years; and
                "ATV   "    =    represents the ending value of the hypothetical
                    (D)          initial     investment     after    taxes    on
                                 distributions,  not after taxes on  redemption.
                                 Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATV(D) will be adjusted to reflect the effect of any absorption of Fund expenses by the Investment
                                 Adviser.

AVERAGE ANNUAL TOTAL RETURN (after Taxes on Distributions and Redemption) - A Fund's quotations of average annual total return (after taxes on distributions and redemption) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the ending redeemable value after taxes on distributions and redemptions according to the following formula:

                                          (n)      (DR)
                                  P (1+ T)   =  ATV

     Where:
                "P"         =    represents a hypothetical initial investment of
                                 $1,000;
                "T"         =    represents average annual total return;
                "n"         =    represents the number of years; and
                "ATV    "   =    represents  the ending  redeemable value of the
                    (DR)         hypothetical  initial investment after taxes on
                                 distributions  and  redemption.  Dividends  and
                                 other   distributions   are   assumed   to   be
                                 reinvested in shares at the prices in effect on
                                 the   reinvestment   dates.   ATV(DR)  will  be
                                 adjusted   to   reflect   the   effect  of  any
                                 absorption of Fund  expenses by the  Investment
                                 Adviser.

Prior to the date of this SAI, the Fund has not been offered to the public and do not have current shareholders.


                        SHAREHOLDER AND OTHER INFORMATION

SHAREHOLDER INFORMATION
-----------------------

Each share of the Funds gives the shareholder one vote in matters submitted to shareholders for a vote. Each series has equal voting rights, except that, in matters affecting only a particular series, only shares of that series are entitled to vote. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Shares are not transferable. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust's or a Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust's outstanding shares.


                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS
---------------------------------

Dividends from net investment income and any distributions of realized net capital gains are as described in the Prospectus under "Distributions and Taxes." All distributions from the Funds normally are automatically reinvested without charge in additional shares to the Funds.

Taxes

REGULATED INVESTMENT COMPANY STATUS. The Funds are treated as a separate corporation for Federal income tax purposes and will seek to qualify for treatment as a regulated investment company under Subchapter M of the Code ("RIC"). Because of the investment strategies of the Funds, there can be no assurance that any Fund will qualify as a RIC. If the Funds so qualify and satisfies the distribution requirement under the Code (described in the following paragraph) for a taxable year, the Fund will not be subject to Federal income tax on the part of its investment company taxable income (generally consisting of net investment income, net short-term capital gains and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) and net capital gain it distributes to its shareholders for that year. If the Funds fail to qualify for treatment as a RIC for any taxable year, (a) its taxable income, including net capital gain, will be taxed at corporate income tax rates (up to 35%) and it will not receive a deduction for distributions to its shareholders, (b) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the Funds' earnings and profits and (c) most importantly, each insurance company separate account invested therein would fail to satisfy the diversification requirements of section 817(h) of the Code (described below), with the result that the Contracts supported by that account would no longer be eligible for tax deferral.

To qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. For the Funds, these requirements include the following: (1) a Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of a Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government Securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government Securities or the securities of other RICs) of any one issuer (collectively, "Diversification Requirements").

Although the Funds intend to satisfy the foregoing requirements, there is no assurance that a Fund will be able to do so. The investment by a Fund primarily in options and futures positions entails some risk that such the Fund might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by a Fund, pursuant to which it would be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the Internal Revenue Service, which might apply a different method resulting in disqualification of a Fund.

DERIVATIVES STRATEGIES. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gain from the disposition of foreign currencies (except gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

Code section 1092 (dealing with straddles) also may affect the taxation of derivatives in which the Fund may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the Fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of straddle transactions are not entirely clear.

If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium a Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis of the subject securities or futures contract.

If a Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, a Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward contract entered into by the Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by the Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and a Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is a Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).


                              FINANCIAL STATEMENTS

Prior to the date of this Statement of Additional Information the Funds had not commenced operations.

                                       A-3
                                   APPENDIX A

                                  POTOMAC FUNDS
                      PROXY VOTING POLICIES AND PROCEDURES


The Potomac Funds have adopted the following guidelines (the "Guidelines") pursuant to which the Funds' investment adviser, Rafferty Asset Management ("RAM"), in the absence of special circumstances, generally shall vote proxies. These Guidelines are designed to reasonably ensure that proxies are voted in the best interest of the shareholders of the Funds.


I.   DUTY TO VOTE PROXIES
     --------------------

     RAM views seriously its responsibility to exercise voting authority over securities that are owned by the Funds.

     A. It is the policy of RAM to review each proxy statement on an individual basis and to vote exclusively with the goal to best serve the financial interests of the Funds' shareholders.

     B. To document that proxies are being voted, RAM will keep a record reflecting when and how each proxy is voted. RAM will keep and maintain such records consistent with the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended ("Advisers Act"), and other applicable regulations. RAM will make its proxy voting history and policies and procedures available to shareholders upon request. The proxy voting history and policies and procedures will be available via our website, www.Potomacfunds.com, or in written form. If requested in written form, the proxy voting history and policies and procedures shall be sent to a shareholder within three business days of such a request. To request a written copy, shareholders, or their agents, may contact RAM at (800) 851-0511 or by writing to the Funds at PO Box 1993, Milwaukee, Wisconsin 53201.

II.  GUIDELINES FOR VOTING PROXIES
     -----------------------------

     RAM will generally vote proxies so as to promote the long-term economic value of the underlying securities, and generally will follow the Guidelines provided below. Each proxy proposal should be considered on its own merits, and an independent determination will be made whether to support or oppose management's position. RAM believes that the recommendation of management should be given substantial weight, but RAM will not support management proposals that may be detrimental to the underlying financial value of a stock.

     The Potomac Funds portfolio management department will be responsible for administrating and overseeing the proxy voting process.

     The Guidelines set forth below deal with the two basic categories of proxy proposals. While they are not exhaustive, they do provide a good indication of RAM's general approach to a wide range of issues.

     RAM usually will oppose proposals that dilute the economic interest of shareholders, reduce shareholders' voting rights, or otherwise limit their authority. Proxies will be voted in what is believed to be in the fund shareholders' best interest and not necessarily always with management. Each situation is considered individually within the general guidelines. Routine proposals normally are voted based on the recommendation of the issuer's management. Non-routine proposals that could meaningfully impact the position of existing shareholders are given special consideration and voted in a manner that is believed to support the interests of the funds' shareholders.

          1.   Routine Proposals
               -----------------

          Routine proposals are those that do not propose to change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, routine proposals include:

               o  Approval of auditors

               o  Election of directors and officers of the corporation

               o  Indemnification provisions for directors

               o  Liability limitations of directors

               o  Name changes

               o  Declaring stock splits

               o  Elimination of preemptive rights

               o  Changing the date and/or the location of the annual meetings

               o  Minor amendments to the articles of incorporation

               o  Employment  contracts  between the company and its  executives
                  and   remuneration   for   directors

               o  Automatic dividend reinvestment plans

               o Retirement plans, pensions plans and profit sharing plans, creation of and amendments thereto

          2.   Non-Routine Proposals
               ---------------------

          These proposals are more likely to affect the structure and operations of the corporation and, therefore, will have a greater impact on the value of the stock. The portfolio voting the proxy will review each issue in this category on a case-by-case basis. RAM will be especially critical of lavish executive compensation and highly priced merger acquisition proposals, which would tend to lower future corporate earnings potential.


          Non-routine proposals typically include:

               o  Mergers and acquisitions
               o  Restructuring
               o  Re-incorporation or formation
               o  Changes in capitalization
               o  Increase or decrease in number of directors
               o  Increase or decrease in preferred stock
               o  Increase or decrease in common stock
               o  Stock option plans or other compensation plans
               o  Social issues
               o  Poison pills
               o  Golden parachutes
               o  Greenmail
               o  Supermajority voting
               o  Board classification without cumulative voting
               o  Confidential voting

     RAM will typically accept management's recommendations on shareholder proposed social issues, since it does not have the means to either evaluate the economic impact of such proposals, or determine a consensus among shareholders' social and political viewpoints.

III.  CONFLICTS OF INTERESTS
      ----------------------

     Each proxy is reviewed by RAM to assess the extent to which there may be a material conflict of interest between RAM, its affiliated companies and their clients. In addition, for the Potomac Funds, RAM will assess to the extent there may be a conflict between Potomac Funds shareholders' interests and the interests of RAM or the Funds' principal underwriter. In these instances, RAM will disclose the conflict to clients and obtain their written consents before voting. With respect to conflicts of interest for the Funds, the Board of Trustees will be notified as to the nature of the conflict and provide RAM with a written consent. Client contact forms, which detail the communication between the client and RAM regarding their voting direction will be maintained by RAM for a period of not less than a rolling twelve-month period.

IV.  RECORDKEEPING AND REPORTING
     ---------------------------

     RAM is required to maintain records of proxies voted pursuant to Section 204(2) of the Advisers Act and Rule 204-2(c) thereunder. RAM will maintain and make available to fund shareholders for review a copy of its proxy voting policies and procedures, a record of each vote cast, and each written and verbal shareholder request for proxy voting records. In addition, RAM will maintain appropriate proxy voting records for the Funds in compliance with applicable regulations under the Investment Company Act of 1940, as amended.

     Proxy voting books and records are maintained by RAM for five years, the first two years can be accessed via the Funds' website, www.potomacfunds.com, or requested in written form. If requested in written form, the proxy voting history and policies and procedures shall be sent to a shareholder within three business days of such a request. To request a written copy, shareholders, or their agents, may contact RAM at (800) 851-0511 or by writing to the Funds at PO Box 1993, Milwaukee, Wisconsin 53201. A copy of the twelve-month voting history of the Funds will be made available on the SEC's website at http://www.sec.gov beginning August 1, 2004 for the twelve-month period beginning July 1, 2003, in accordance with applicable regulations under the 1940 Act.



Effective July 1, 2003

                                THE POTOMAC FUNDS

                            PART C OTHER INFORMATION
                            ------------------------

Item 23.    EXHIBITS

            (a)         Declaration of Trust*

            (b)         By-Laws*

            (c)         Voting trust agreement - None

            (d)(i)(A)   Form of Investment Advisory Agreement**

                (i)(B)  Amendment   to   Schedule  A  to   Investment   Advisory
                        Agreement^^^

               (ii)(A)  Investment   Subadvisory   Agreement  between  Gustafson
                        Baxter Financial Services, Inc. and Rafferty Asset Management, LLC^^

               (ii)(B)  Form  of  Investment   Subadvisory   Agreement   between
                        Portfolio   Strategies,    Inc.   and   Rafferty   Asset
                        Management, LLC - to be filed

               (ii)(C)  Investment   Subadvisory   Agreement   between   Horizon
                        Investments LLC and Rafferty Asset Management, LLC^^^

               (ii)(D) Investment Subadvisory Agreement between Flexible Plan Investments, Ltd. and Rafferty Asset Management, LLC - to be filed

              (iii)(A)  Form of Fund Administration Servicing Agreement**

              (iii)(B)  Addendum to Fund Administration Servicing Agreement^^

              (iii)(C)  Form of Sub-Administration Agreement - to be filed.

            (e)(i) Form of Distribution Agreement between the Potomac Funds and Rafferty Capital Markets, Inc.***

                (ii)    Form of Dealer Agreement+++

            (f)         Bonus, profit sharing contracts - None

            (g)(i)      Form of Custodian Agreement**

                (ii)    Addendum to Custodian Agreement^^

            (h)(i)(A)   Form of Transfer Agent Agreement**

                (i)(B)  Addendum to Transfer Agent Agreement^^

                (ii)(A) Form of Fund Accounting Servicing Agreement**

                (ii)(B) Addendum to Fund Accounting Servicing Agreement^^

                (iii)   Form of Fulfillment Servicing Agreement**

            (i)         Opinion and consent of counsel - to be filed

            (j)(i)      Consent of Independent Auditors - to be filed

               (ii)     Power of attorney for Kevin G. Boyle^^

            (k)         Financial statements omitted from prospectus - None

            (l)         Letter of investment intent**

            (m)(i)      Investor Class Plan pursuant to Rule 12b-1+++

                (ii) Amended Schedule A to Investor Class Plan pursuant to Rule 12b-1^^

               (iii)    Advisor Class Plan pursuant to Rule 12b-1+++

               (iv) Amended Schedule A to Adviser Class Plan pursuant to Rule 12b-1^^

              (v)       Broker Class Plan pursuant to Rule 12b-1+++

              (vi) Amended Schedule A to Investor Class Plan pursuant to Rule 12b-1^^

            (n)         Plan pursuant to Rule 18f-3^^^

            (o)         Reserved

            (p)(i) Code of Ethics of the Potomac Funds, Potomac Insurance Trust and Rafferty Asset Management, LLC^

            (ii)        Code of Ethics of Gustafson Baxter  Financial  Services,
                        Inc.^^

            (iii) Code of Ethics of Portfolio Strategies, Inc. - to be filed

            (iv)        Code of Ethics of Horizon Investments LLC^^^

            (v) Code of Ethics of Flexible Plan Investments, Ltd - to be filed

            (vi) Code of Ethics for Rafferty Capital Markets, LLC - to be filed

-------
* Incorporated herein by reference from the Trust's Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 6, 1997 via EDGAR, Accession No. 0000898432-97-000314.

** Incorporated herein by reference from the Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 17, 1997 via EDGAR, Accession No. 0000898432-97-000410.

*** Incorporated herein by reference from the Post-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 15, 1998 via EDGAR, Accession No. 0000898432-98-000498.

++ Incorporated herein by reference from the Post-effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 30, 1998 via EDGAR, Accession No. 0000898432-98-000804.

+ + + Incorporated herein by reference from the Post-effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 15, 1999 via EDGAR, Accession No. 0000898432-99-001069.

^       Incorporated herein by reference from the Post-effective Amendment No. 6 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 29, 2000 via EDGAR, Accession No. 0000898432-00-000874.

^^ Incorporated herein by reference from the Post-effective Amendment No. 12 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 31, 2002 via EDGAR, Accession No. 0000950134-02-016216.

^^^ Incorporated herein by reference from the Post-effective Amendment No. 15 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 2003 via EDGAR, Accession No. 0000898432-03-000812.

Item 24.          Persons Controlled by or under
                  COMMON CONTROL WITH REGISTRANT
                  ------------------------------

                  None.


Item 25.          INDEMNIFICATION
                  ---------------

      Article XI, Section 2 of the Trust's Declaration of Trust provides that:

      (a) Subject to the exceptions and limitations contained in paragraph (b) below:

            (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust and/or by the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof;

            (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while a Covered Person is in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

      (b)  No indemnification shall be provided hereunder to a Covered Person:

            (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

            (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry or full investigation); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent legal counsel.

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

      (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification under this Section 2; provided, however, that:

            (i) such Covered Person shall have provided appropriate security for such undertaking,

            (ii) the Trust is insured against losses arising out of any such advance payments, or

            (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

      According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust and not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Series or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
                  ----------------------------------------------------

      Rafferty Asset Management, LLC (the "Adviser"), 500 Fifth Avenue, Suite 415, New York 10110, offers investment advisory services. Information as to the officers and directors of the Adviser is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-54679).

      Gustafson Baxter Financial Services, Inc. ("GBFS"), 3934 North Hampton Drive, Powell, Ohio 43065, offers investment advisory services. Information as to the officers and directors of GBFS is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-44147).

      Portfolio Strategies, Inc. ("PSI"), 1102 Broadway, #302, Tacoma, Washington 98402, offers investment advisory services. Information as to the officers and directors of PSI is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-18475).

      Horizon Investments, LLC ("Horizon"), 1233 Washington Street, Suite 801, Columbia, South Carolina, 29201, offers investment advisory services. Information as to the officers and directors of Horizon is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-57316).

      Flexible Plan Investments, Ltd. ("Flexible Plan"), 3883 Telegraph Road, Suite 100, Bloomfield Hills, Michigan, 48302, offers investment advisory services. Information as to the officers and directors of Flexible Plan is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-21073).

Item 27.          PRINCIPAL UNDERWRITER

      (a) Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as principal underwriter for the Potomac Funds, Badgley Funds, Berkshire Funds, Bremer Funds, Marketocracy Funds, Kirr Marbach Funds, Leuthold Funds, Texas Capital Value Funds.

(b)   The director and officers of Rafferty Capital Markets, LLC are:


                              Positions and Offices with    Position and Offices
      NAME                          UNDERWRITER               WITH REGISTRANT
------------------            ---------------------         ------------------------

Thomas A. Mulrooney                 President               Chief Operating Officer


Lawrence C. Rafferty                Director                Chief Executive
Officer,                                                    Chairman of the
Board of Trustees

Stephen P. Sprague                  CFO                     Treasurer and Secretary

The principal business address of each of the persons listed above is 59 Hilton Avenue, Garden City, New York 11530.

Item 28.    LOCATION OF ACCOUNTS AND RECORDS
            --------------------------------

      The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the physical possession of the Potomac Funds' investment adviser, subadviser, administrator, custodian, subcustodian, or transfer agent.

Item 29.    MANAGEMENT SERVICES
            -------------------

      Not applicable.


Item 30.    UNDERTAKINGS
            ------------

      Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of its latest annual report to Shareholders, upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on November 8, 2003.

                                    POTOMAC FUNDS

                                    By:  /s/Daniel D. O'Neill
                                         --------------------
                                         Daniel D. O'Neill
                                         Chief Executive Officer

Attest:

/s/ Jesse J. Noel
-----------------
Jesse J. Noel
Chief Financial Officer

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 17 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                           TITLE                     DATE
---------                           -----                     ----

/s/ Lawrence C. Rafferty*           Trustee                   November 8, 2003
------------------------
Lawrence C. Rafferty

/s/ Jay F. Higgins*                 Trustee                   November 8, 2003
---------------------
Jay F. Higgins

/s/ Daniel J. Byrne*                Trustee                   November 8, 2003
---------------------
Daniel J. Byrne

/s/ Kevin G. Boyle*                 Trustee                   November 8, 2003
---------------------
Kevin G. Boyle

/s/ Richard Jackson*                Trustee                   November 8, 2003
---------------------
Richard Jackson

/s/ Gerald E. Shanley III*          Trustee                   November 8, 2003
------------------------
Gerald E. Shanley III

/s/ Jesse J. Noel                   Chief Financial Officer   November 8, 2003
-----------------
Jesse J. Noel

*By: Daniel D. O'Neill
     -----------------
     Daniel D. O'Neill, Chief Executive
Officer and Attorney-In Fact

                                INDEX TO EXHIBITS
Exhibit
NUMBER            DESCRIPTION                                              PAGE
------            -----------                                              ----

(a)         Declaration of Trust*

(b)         By-Laws*

(c)         Voting trust agreement - None

(d)(i)(A)   Form of Investment Advisory Agreement**

    (i)(B)  Amendment to Schedule A to Investment Advisory Agreement ^^^

    (ii)(A) Investment Subadvisory Agreement between Gustafson Baxter Financial Services, Inc. and Rafferty Asset Management, LLC^^

    (ii)(B) Form  of  Investment   Subadvisory   Agreement   between   Portfolio
            Strategies, Inc.and Rafferty Asset Management, LLC - to be filed

   (ii)(C) Investment Subadvisory Agreement between Horizon Investments LLC and Rafferty Asset Management, LLC^^^

   (ii)(D) Investment Subadvisory Agreement between Flexible Plan Investments, Ltd and Rafferty Asset Management, LLC - to be filed

  (iii)(A)  Form of Fund Administration Servicing Agreement**

  (iii)(B)  Addendum to Fund Administration Servicing Agreement^^

  (iii)(C)  Form of Sub-Administration Agreement - to be filed.

(e)(i) Form of Distribution Agreement between the Potomac Funds and Rafferty Capital Markets, Inc.***

    (ii)    Form of Dealer Agreement+++

(f)         Bonus, profit sharing contracts - None

(g)(i)      Form of Custodian Agreement**

    (ii)    Addendum to Custodian Agreement^^

(h)(i)(A)   Form of Transfer Agent Agreement**

    (i)(B)  Addendum to Transfer Agent Agreement^^

    (ii)(A) Form of Fund Accounting Servicing Agreement**

    (ii)(B) Addendum to Fund Accounting Servicing Agreement^^

    (iii)   Form of Fulfillment Servicing Agreement**

(i)         Opinion and consent of counsel - to be filed

(j)(i)      Consent of Independent Auditors - to be filed

   (ii)     Power of attorney for Kevin G. Boyle^^

(k)         Financial statements omitted from prospectus - None

(l)         Letter of investment intent**

(m)(i)      Investor Class Plan pursuant to Rule 12b-1+++

    (ii)    Amended Schedule A to Investor Class Plan pursuant to Rule 12b-1^^

   (iii)    Advisor Class Plan pursuant to Rule 12b-1+++

   (iv)     Amended Schedule A to Adviser Class Plan pursuant to Rule 12b-1^^

  (v)       Broker Class Plan pursuant to Rule 12b-1+++

  (vi)      Amended Schedule A to Investor Class Plan pursuant to Rule 12b-1^^

(n)         Plan pursuant to Rule 18f-3???

(o)         Reserved

(p)(i) Code of Ethics of the Potomac Funds, Potomac Insurance Trust and Rafferty Asset Management, LLC?

(ii)        Code of Ethics of Gustafson Baxter Financial Services, Inc.^^

(iii)       Code of Ethics of Portfolio Strategies, Inc. - to be filed

(iv)        Code of Ethics of Horizon Investments LLC^^^

(v)         Code of Ethics of Flexible Plan Investments, Ltd. - to be filed

(vi)        Code of Ethics for Rafferty Capital Markets, LLC - to be filed

-------
* Incorporated herein by reference from the Trust's Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 6, 1997 via EDGAR, Accession No. 0000898432-97-000314.

** Incorporated herein by reference from the Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 17, 1997 via EDGAR, Accession No. 0000898432-97-000410.

*** Incorporated herein by reference from the Post-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 15, 1998 via EDGAR, Accession No. 0000898432-98-000498.

++ Incorporated herein by reference from the Post-effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 30, 1998 via EDGAR, Accession No. 0000898432-98-000804.

+ + + Incorporated herein by reference from the Post-effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 15, 1999 via EDGAR, Accession No. 0000898432-99-001069.

^ Incorporated herein by reference from the Post-effective Amendment No. 6 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 29, 2000 via EDGAR, Accession No. 0000898432-00-000874.

^^ Incorporated herein by reference from the Post-effective Amendment No. 12 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 31, 2002 via EDGAR, Accession No. 0000950134-02-016216.

^^^ Incorporated herein by reference from the Post-effective Amendment No. 15 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 2003 via EDGAR, Accession No. 0000898432-03-000812.